UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1.	Schedule of Investments

Thrivent Financial Securities Lending Trust

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Commercial Paper (33.4%)[a]	Value
Consumer Cyclical (3.3%)
	Toyota Financial Services de Puerto Rico, Inc.
$30,000,000	0.340%, 8/26/2009[b]	$29,993,483

	Total Consumer Cyclical	29,993,483

Finance (24.9%)
	Bryant Park Funding, LLC
10,000,000	0.320%, 8/21/2009[b]	9,998,400
25,000,000	0.370%, 9/22/2009[b]	24,987,153
	Falcon Asset Securitization Company, LLC
25,000,000	0.300%, 8/24/2009[b]	24,995,625
	Jupiter Securitization Corporation
25,000,000	0.300%, 8/17/2009[b]	24,997,083
	Old Line Funding, LLC
25,000,000	0.520%, 9/24/2009[b]	24,981,222
20,000,000	0.650%, 10/7/2009[b]	19,976,528
	Straight-A Funding, LLC
30,000,000	0.350%, 8/19/2009[b]	29,995,333
25,038,000	0.360%, 9/14/2009[b]	25,027,484
	Thunder Bay Funding, LLC
25,000,000	0.700%, 9/8/2009[b]	24,982,500
20,000,000	0.650%, 9/24/2009[b]	19,981,222

	Total Finance	229,922,550

U.S. Government (5.2%)
	Federal Home Loan Bank Discount Notes
2,560,000	0.200%, 10/23/2009	2,558,848
	Federal Home Loan Mortgage Corporation Discount Notes
15,000,000	0.560%, 9/1/2009	14,993,233
	Federal National Mortgage Association Discount Notes
10,000,000	0.540%, 9/8/2009	9,994,600
20,000,000	0.330%, 9/14/2009	19,992,300

	Total U.S. Government	47,538,981

	Total Commercial Paper	307,455,014

Principal Amount	U.S. Government (1.1%)[a]	Value
	Federal Home Loan Banks
10,000,000	3.750%, 8/18/2009	10,011,738

	Total U.S. Government	10,011,738

Shares	Other Mutual Funds (9.1%)[a]	Value
14,850,000	AIM Investments Institutional Government and Agency Portfolio	14,850,000
31,436,000	Barclays Prime Money Market Fund	31,436,000
14,605,000	DWS Money Market Series	14,605,000
22,510,000	Morgan Stanley Institutional Liquidity Funds	22,510,000

	Total Other Mutual Funds	83,401,000

Principal Amount	Variable Rate Notes (56.4%)[a]	Value
Banking-Domestic (14.7%)
	Bank of America NA
$10,000,000	1.207%, 8/6/2009[c]	$10,000,000
15,000,000	0.808%, 10/2/2009[c,d]	15,000,000
	Barclays Bank plc NY
10,000,000	1.406%, 8/11/2009[c]	10,000,000
	Branch Banking and Trust Company
10,000,000	1.046%, 9/4/2009[c]	10,000,000
	Deutsche Bank AG/NY
25,000,000	0.903%, 8/21/2009[c]	24,998,956
	Royal Bank of Canada NY
10,000,000	0.897%, 10/1/2009[c]	10,000,000
	Wells Fargo & Company
20,000,000	0.364%, 8/3/2009[c]	20,003,900
35,000,000	0.449%, 8/18/2009[c]	35,000,000

	Total Banking-Domestic	135,002,856

Banking-Foreign (4.9%)
	Royal Bank of Canada
15,000,000	1.183%, 8/17/2009[c,d]	15,000,000
	Societe Generale
10,000,000	1.056%, 9/4/2009[c,d]	10,000,000
	Svenska Handelsbanken AB
20,000,000	0.655%, 8/25/2009[c,d]	20,000,000

	Total Banking-Foreign	45,000,000

Consumer Cyclical (2.7%)
	Toyota Motor Credit Corporation
25,000,000	0.670%, 8/3/2009[c]	25,000,000

	Total Consumer Cyclical	25,000,000

Consumer Non-Cyclical (1.3%)
	Procter & Gamble Company
12,000,000	0.663%, 9/9/2009[c]	12,000,000

	Total Consumer Non-Cyclical	12,000,000

Finance (3.3%)
	Procter & Gamble International Funding SCA
30,000,000	1.046%, 8/19/2009b,[c]	30,004,124

	Total Finance	30,004,124

U.S. Government (27.6%)
	Federal Home Loan Banks
25,000,000	0.310%, 8/3/2009[c]	25,000,000
30,000,000	0.340%, 8/3/2009[c]	30,000,000
20,000,000	0.340%, 8/3/2009[c]	20,000,000
15,000,000	0.690%, 8/3/2009[c]	15,000,000
30,000,000	0.850%, 8/3/2009[c]	30,109,238
20,000,000	0.870%, 8/3/2009[c]	20,078,352
10,000,000	0.416%, 8/21/2009[c]	10,000,000
	Federal Home Loan Mortgage Corporation
10,000,000	0.730%, 8/3/2009[c]	10,000,000
10,000,000	0.259%, 8/18/2009[c]	9,998,072
20,000,000	0.221%, 8/19/2009[c]	19,991,582
30,000,000	0.266%, 8/21/2009[c]	29,997,638
10,000,000	0.641%, 8/24/2009[c]	10,000,000
10,000,000	0.580%, 9/24/2009[c]	10,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

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Thrivent Financial Securities Lending Trust

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Variable Rate Notes (56.4%)[a]	Value
U.S. Government (27.6%) - continued
	Overseas Private Investment Corporation
$5,000,000	0.250%, 8/5/2009[b,c]	$5,000,000
10,000,000	0.250%, 8/5/2009[b,c]	10,000,000

	Total U.S. Government	255,174,882

U.S. Municipals (1.9%)
	Wisconsin Health and Educational Facilities Authority Revenue Fort Healthcare, Inc. (Series A)
17,520,000	0.390%, 8/3/2009[b,c]	17,520,000

	Total U.S. Municipals	17,520,000

	Total Variable Rate Notes	519,701,862

	Total Investments (at amortized cost) 100.0%	$920,569,614

	Other Assets and Liabilities, Net 0.0%	186,118

	Total Net Assets 100.0%	$920,755,732

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2009, the value of these investments was $60,000,000 or 6.5% of total net assets.

Cost for federal income tax purposes	$920,569,614

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Securities Lending Trust’s assets carried at fair value.

Security Type and Industry	Total	Level 1	Level 2	Level 3
Commercial Paper
Consumer Cyclical	29,993,483	—	29,993,483	—
Finance	229,922,550	—	229,922,550	—
U.S. Government	47,538,981	—	47,538,981	—
U.S. Government	10,011,738	—	10,011,738	—
Other Mutual Funds	83,401,000	—	83,401,000	—

Variable Rate Notes
Banking-Domestic	135,002,856	—	135,002,856	—
Banking-Foreign	45,000,000	—	45,000,000	—
Consumer Cyclical	25,000,000	—	25,000,000	—
Consumer Non-Cyclical	12,000,000	—	12,000,000	—
Finance	30,004,124	—	30,004,124	—
U.S. Government	255,174,882	—	255,174,882	—
U.S. Municipals	17,520,000	—	17,520,000	—

Total	$920,569,614	$—	$920,569,614	$—

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

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Notes to Schedule of Investments

As of July 31, 2009

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

An accounting pronouncement is in place that improves the consistency and comparability of fair value measurements used in financial reporting. This pronouncement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease

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Notes to Schedule of Investments

As of July 31, 2009

(unaudited)

a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty does not buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the

Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of July 31, 2009.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

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Item 2.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 25, 2009	THRIVENT FINANCIAL SECURITIES LENDING TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2009	By:	/s/ Russell W. Swansen
Russell W. Swansen President

Date: September 25, 2009	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt Treasurer